KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - September 30, 2022 (Unaudited)

COMMON STOCKS - 38.89%		Shares	Value
Accommodation - 1.81%
Civeo Corp. - ADR*		18,633	468,247

Aerospace and Defense - 0.01%
Elbit Systems Ltd. - ADR		10	1,902

Agricultural Operations - 0.04%
Wilmar International Ltd.		4,200	11,229

Data Processing, Hosting, and Related Services - 0.05%
Core Scientific, Inc.*^		4,000	5,200
Rumble Inc.*^		600	7,350
			12,550
Diversified Real Estate Activities - 1.14%
PrairieSky Royalty Limited*		22,800	293,964

Funds, Trusts, and Other Financial Vehicles - 1.74%
Mesabi Trust^		20,900	449,559

Global Exchanges - 1.09%
ASX Ltd.		800	36,721
B3 SA - Brasil Bolsa Balcao		30,000	73,132
Deutsche Boerse AG		600	98,936
Euronext NV		1,120	71,457
Japan Exchange Group Inc. - ADR*		400	2,688
			282,934
Industrial Machinery Manufacturing - 0.55%
TerraVest Industries, Inc.*		8,000	141,601

Live Sports (Spectator Sports) - 0.39%
Big League Advance, LLC*ag		1,818	99,990

Management of Companies and Enterprises - 2.25%
Associated Capital Group, Inc. - Class A		10,800	397,008
Galaxy Digital Holdings Ltd.*		43,400	184,113
			581,121
Mining (except Oil and Gas) - 2.25%
Altius Minerals Corp.*		200	2,803
NovaGold Resources, Inc. - ADR*		4,000	18,760
Sandstorm Gold Ltd. - ADR		108,600	561,462
			583,025
Oil and Gas Extraction - 22.39%
Permian Basin Royalty Trust		41,600	679,328
Texas Pacific Land Corp. [c]		2,878	5,114,868
			5,794,196
Other Financial Investment Activities - 1.88%
Brookfield Asset Management, Inc. - Class A		4,000	163,560
Burford Capital Ltd.[f]		300	2,231
GAMCO Investors, Inc. - Class A		16,600	283,030
Morgan Group Holding Co.*[f]		53	62
Omni Bridgeway Ltd.*		15,000	36,268
			485,151
Other Investment Pools and Funds - 0.51%
Partners Value Investments LP*[g]		2,193	107,955
Urbana Corporation*		8,300	24,635
			132,590
Other Pipeline Transportation - 0.02%
Rubis SCA		200	4,193

Other Telecommunications - 0.00%
Liberty Latin America Limited - Class A - ADR*		9	56
Liberty Latin America Limited - Class C - ADR*		22	135
			191
Personal and Laundry Services - 0.02%
IAC/InterActiveCorp*		100	5,538

Real Estate - 0.65%
DREAM Unlimited Corp.*[f]		1,000	17,809
Tejon Ranch Co.*		10,400	149,760
			167,569
Securities and Commodities Exchanges - 0.31%
CME Group, Inc.		200	35,426
IntercontinentalExchange Group, Inc.		500	45,175
			80,601
Support Activities for Mining - 0.06%
Core Laboratories NV - ADR		200	2,696
Maverix Metals, Inc. - ADR		4,000	13,400
			16,096
Support Activities for Water Transportation - 1.73%
Braemar Shipping Services plc		2,200	7,037
Clarkson plc		11,100	325,953
Siem Industries, Inc. - ADR*ag		5,500	115,500
			448,490
TOTAL COMMON STOCKS
(cost $6,578,455)			10,060,737

PREFERRED STOCKS - 0.04%
Other Investment Pools and Funds - 0.04%
Partners Value Investments LP - Class A*[g]		515	10,557

TOTAL PREFERRED STOCKS
(cost $9,785)			10,557

UNIT INVESTMENT TRUST - 6.77%
Funds, Trusts, and Other Financial Vehicles - 0.00%
Grayscale Ethereum Classic Trust*		24	184

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.77%
Grayscale Bitcoin Trust*[c]		153,520	1,751,663

TOTAL UNIT INVESTMENT TRUST
(cost $225,046)			1,751,847

		Principal
CONVERTIBLE BONDS - 0.00%		Amount	Value
Department Stores - 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019[f]		41,080	296

TOTAL CONVERTIBLE BONDS
(cost $41,080)			296

WARRANTS - 0.07%		Shares
Other Investment Pools and Funds - 0.07%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*g		3,493	17,701

TOTAL WARRANTS
(cost $19,639)			17,701

TOTAL INVESTMENTS - 45.77%
(cost $6,874,005)			$11,841,138

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2022. Total loaned securities had a market value of $265,001 at September 30, 2022. The total collateral for the loaned securities was cash in the amount of $268,883.

[a]	- Value determined using significant unobservable inputs.
[c]	- Significant Investment - Greater than 5% of net assets.
[e]		- Default or other conditions exist and the security is not presently accruing income.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2022, 0.83%, 1.41%, 0.68%, 0.00%, and 0.06% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Medical Portfolio, and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at September 30, 2022.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of September 30, 2022:

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of September 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,717,190	$20,102	$323,445	$10,060,737
Unit Investment Trust	1,751,847	–	–	1,751,847
Preferred Stocks	–	–	10,557	10,557
Convertible Bonds	–	296	–	296
Warrants	–	–	17,701	17,701
Total Investments in Securities	$11,469,037	$20,398	$351,703	$11,841,138

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2021	$265,697
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(22,092)
Net purchases and/or acquisitions	108,098
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2022	$351,703

Description	Fair Value at 9/30/2022	Valuation Techniques	Unobservable Input	Range
Common Stocks	$107,955	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$60.00 - $80.00
Common Stocks	$99,990	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$55.00 - $55.00
Common Stocks	$115,500	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$10.50 - $21.00
Preferred Stocks	$10,557	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$18.00 - $23.00
Warrants	$17,701	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$6.10 - $10.50

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.